Note 8 - Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member] CNY	Dec. 31, 2013 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member]	Dec. 31, 2012 Jiaxing Baolian Insurance Agency Co Ltd [Member] CNY	Dec. 31, 2013 Jiaxing Baolian Insurance Agency Co Ltd [Member]	Dec. 31, 2013 Sincere Fame International Limited [Member] CNY
Note 8 - Investment in Affiliates (Details) [Line Items]
Equity Method Investment, Ownership Percentage						40.00%		30.00%	20.60%
Income (Loss) from Equity Method Investments	$ 3,406	20,621	14,658	14,246	14,246		14,658		20,621